Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net loss	[1]	$ (15,488)	$ (17,503)	$ (8,976)
Adjustments:
Depreciation and amortization	[1]	1,943	1,311	365
Revaluation of liability in respect of government grants	[1]	265	(91)	114
Financing expenses (income), net	[1]	147	888	(141)
Loss from disposal and sale of fixed assets	[1]	537	80	149
Share-based payments	[1]	402	1,750	2,027
Profit loss	[1]	3,294	3,938	2,514
Changes in assets and liabilities:
Increase in inventory	[1]	(1,410)	(2,230)
Decrease (increase) in other receivables	[1]	13	201	(491)
Increase in trade receivables	[1]	(1,219)	(49)	(39)
Increase in other payables	[1]	287	98	621
Increase (decrease) in trade payables	[1]	1,134	(193)	70
Increase (decrease) in other long term liabilities	[1]	(58)	(59)	381
Changes in assets and liabilities	[1]	(1,253)	(2,232)	542
Net cash used in operating activities	[1]	(13,447)	(15,797)	(5,920)
Cash flow from investing activities:
Change in restricted bank deposits	[1]	86	(179)
Development expenditure capitalized as intangible assets	[1]			(3,425)
Acquisition of property plant and equipment	[1]	(1,319)	(3,514)	(1,130)
Proceeds from sale of fixed assets	[1]	1	2
Net cash used in investing activities	[1]	(1,232)	(3,691)	(4,555)
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares and warrants, net	[1]	12,471	12,420	12,328
Exercise of warrants and options	[1]		309	1,447
Amounts recognized in respect of government grants liability, net	[1]	9	379	384
Net cash provided by financing activities	[1]	12,480	13,108	14,159
Increase (decrease) in cash	[1]	(2,199)	(6,380)	3,684
Cash at beginning of the year	[1]	6,103	12,379	8,665
Effect of exchange rate fluctuations on cash	[1]	(151)	104	30
Cash at end of year	[1]	3,753	6,103	12,379
Non-cash transactions:
Property plant and equipment acquired on credit	[1]	$ 9	$ 241	$ 263

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.